Goodwill and Acquired Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Goodwill, Accumulated Impairments and Net Goodwill for Each Reporting Units and Reportable Segments

The following table summarizes our goodwill, accumulated impairments and net goodwill for our reporting units and reportable segments.

	As of December 31, 2012			As of December 31, 2011
(Dollars in millions)	Gross	Accumulated Impairments	Net	Gross	Accumulated Impairments	Net
Total FFELP Loans reportable segment	$194	$(4)	$190	$194	$(4)	$190
Total Consumer Lending reportable segment	147	—	147	147	—	147
Business Services reportable segment:
Servicing	50	—	50	50	—	50
Contingency Services	136	(129)	7	136	(129)	7
Wind-down Guarantor Servicing	256	(256)	—	256	(256)	—
Insurance Services	9	(9)	—	11	—	11
Upromise	140	(140)	—	140	(140)	—

Total Business Services reportable segment	591	(534)	57	593	(525)	68

Total	$932	$(538)	$394	$934	$(529)	$405

Book Basis and Fair Value of Equity for Reporting Units

The following table illustrates the carrying value of equity for reporting units that had remaining goodwill as of December 31, 2010, the estimated fair value determined in conjunction with Step 1 impairment testing in the fourth quarter of 2010 as determined by a third-party appraisal firm and the excess of the estimated fair value over the carrying value of equity at December 31, 2010.

	Carrying Value of Equity	Fair Value of Equity	$ Difference	% Difference
(Dollars in millions)
FFELP Loans	$1,777	$3,766	$1,989	112%
Servicing	123	1,290	1,167	949
Consumer Lending	1,920	2,914	994	52

Acquired Intangible Assets

Acquired intangible assets include the following:

	As of December 31, 2012			As of December 31, 2011
(Dollars in millions)	Cost Basis(1)	Accumulated Impairment and Amortization(1)	Net	Cost Basis(1)	Accumulated Impairment and Amortization(1)	Net
Intangible assets subject to amortization:
Customer, services and lending relationships	$303	$(270)	$33	$303	$(253)	$50
Software and technology	93	(93)	—	93	(93)	—
Trade names and trademarks	54	(34)	20	54	(31)	23

Total acquired intangible assets	$450	$(397)	$53	$450	$(377)	$73

(1)	Accumulated impairment and amortization includes impairment amounts only if the acquired intangible asset has been deemed partially impaired. When an acquired intangible asset is considered fully impaired, and no longer in use, the cost basis and any accumulated amortization related to the asset is written off.
(2)	Intangible assets not subject to amortization include tradenames and trademarks totaling $10 million, net of accumulated impairment and amortization.